Debt (Details) - Schedule of PPP Loan Balances by Current and Non-Current - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of PPP Loan Balances by Current and Non-Current [Abstract]
PPP Loan, current	$ 328	$ 255
PPP Loan, non-current	189	401	$ 12
Total PPP Loan outstanding	$ 518	$ 656	$ 804